Reconciliation of the Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Increase	$ 2,567,312,631
Distributions accrued on Form 5500 at December 31, 2025	(2,749,738)
Distributions accrued on Form 5500 at December 31, 2024		$ 18,363,524
Net increase in net assets available for benefits, as reported on Form 5500	2,582,926,417
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Increase	115,576,988
Distributions accrued on Form 5500 at December 31, 2025	(8,706)
Distributions accrued on Form 5500 at December 31, 2024		$ 61,058
Net increase in net assets available for benefits, as reported on Form 5500	$ 115,629,340